Putnam Investments
                                         One Post Office Square
                                         Boston, MA 02109
                                         April 1, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam High Yield Advantage Fund (Reg. No. 33- 2710)
    (811-04616) (the "Fund") Post-Effective Amendment No.
    20 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 20 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 29, 2005.

Comments or questions concerning this certificate may be directed to James
F. Clark, Esq. at 1-800-225-2465, ext. 18939.

                                         Very truly yours,

                                         Putnam High Yield Advantage Fund


                                     By: /s/ Charles E. Porter
                                         --------------------------------
                                         Charles E. Porter
                                         Executive Vice President, Associate
                                         Treasurer and Principal Executive
                                         Officer

cc:  John Ferrie, Esq.